Salaries and payroll charges (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Salaries and payroll charges
Direct remuneration and social charges	$ 21,357	$ 18,655
Provision for profit sharing and other payable	58,441	51,367
Salaries and payroll charges	$ 79,798	$ 70,022